Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	Chegg, Inc
Entity File Number	001-36180
Entity Tax Identification Number	20-3237489
Entity Address, Address Line One	2261 Market Street STE 46218
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94114
City Area Code	408
Local Phone Number	855-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	CHGG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001364954
Amendment Flag	false
Entity Incorporation, State or Country Code	DE